Supplemental Disclosures	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Disclosures
Supplemental Disclosures
The following schedule provides additional information concerning acquisitions, interest and income taxes paid:

(In millions of dollars)	2012	2011	2010
Assets acquired, excluding cash	$380	$214	$867
Released from escrow in 2012	(62)	—	—
Liabilities assumed	(42)	(21)	(176)
Shares issued (7.6 million shares in 2010)	—	—	(183)
Contingent/deferred purchase consideration	(46)	(33)	(81)
Net cash outflow for current year acquisitions	230	160	427
Purchase of other intangibles	3	4	3
Deferred purchase consideration from prior years' acquisitions	59	11	62
Subtotal	$292	$175	$492
Cash paid into escrow for future acquisition	—	62	—
Net cash outflow for acquisitions	$292	$237	$492

(In millions of dollars)	2012	2011	2010
Interest paid	$183	$188	$232
Income taxes paid, net of refunds	$350	$37	$39

The Company had non-cash issuances of common stock under its share-based payment plan of $193 million, $197 million and $182 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recorded stock-based compensation expense related to equity awards of $152 million, $165 million and $174 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The consolidated statement of cash flows includes the cash flow impact of discontinued operations in each cash flow category. The cash flow impact of discontinued operations from the operating, financing and investing cash flow categories is as follows:

For the Year Ended December 31,
(In millions of dollars)	2012	2011	2010
Net cash provided by (used for) operations	$—	$11	$(6)
Net cash used for investing activities	$—	$—	$(14)
Effect of exchange rate changes on cash and cash equivalents	$—	$—	$(2)

The information above excludes the cash flow impacts of actual disposal transactions related to discontinued operations because the Company believes these transactions to be cash flows attributable to the parent company, arising from its decision to dispose of the discontinued operation. In 2010, the Company’s cash flow reflects cash provided by investing activities of $1.13 billion from the disposal of Kroll and $110 million related to the disposition of KLS.

An analysis of the allowance for doubtful accounts is as follows:

For the Year Ended December 31,
(In millions of dollars)	2012	2011	2010
Balance at beginning of year	$105	$114	$107
Provision charged to operations	11	11	20
Accounts written-off, net of recoveries	(12)	(21)	(26)
Effect of exchange rate changes and other	2	1	13
Balance at end of year	$106	$105	$114